INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Other comprehensive results
Total deferred taxes recorded	(995,244)	R$ (766,428)
Tax loss and negative basis
Deferred tax assets and liabilities [abstract]
Beginning balance	2,367,707	3,503,692
Credited / charged from income for the year	686,503	565,197
Other comprehensive results
Recognized in shareholders' equity		5,878
Business combination		44
Foreign exchange differences
Transference		(1,707,104)
Ending balance	3,054,210	2,367,707
Post- employment obligations
Deferred tax assets and liabilities [abstract]
Beginning balance	160,082	200,461
Credited / charged from income for the year	(7,709)	(12,737)
Other comprehensive results		(27,642)
Recognized in shareholders' equity
Business combination
Foreign exchange differences
Transference
Ending balance	152,373	160,082
Employee benefits
Deferred tax assets and liabilities [abstract]
Beginning balance	148,338	60,209
Credited / charged from income for the year	58,975	101,836
Other comprehensive results
Recognized in shareholders' equity
Business combination
Foreign exchange differences
Transference		(13,707)
Ending balance	207,313	148,338
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	688,972	996,530
Credited / charged from income for the year	233,554	93,396
Other comprehensive results
Recognized in shareholders' equity		68
Business combination		(10,129)
Foreign exchange differences
Transference		(390,893)
Ending balance	922,526	688,972
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Beginning balance		399,537
Credited / charged from income for the year		(433,371)
Other comprehensive results
Recognized in shareholders' equity
Business combination		(19,513)
Foreign exchange differences
Transference		53,347
Ending balance
Unrealized income with derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance
Credited / charged from income for the year	674,554
Other comprehensive results
Recognized in shareholders' equity
Business combination
Foreign exchange differences
Transference
Ending balance	674,554
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	189,890
Credited / charged from income for the year	(21,928)
Other comprehensive results
Recognized in shareholders' equity
Business combination
Foreign exchange differences
Transference		189,890
Ending balance	167,962	189,890
Intangible
Deferred tax assets and liabilities [abstract]
Beginning balance	111,590
Credited / charged from income for the year	7,470
Other comprehensive results
Recognized in shareholders' equity
Business combination
Foreign exchange differences
Transference		111,590
Ending balance	119,060	111,590
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	2,024,834	2,372,324
Credited / charged from income for the year	299,687	(1,642,143)
Other comprehensive results		20,035
Recognized in shareholders' equity	(13,071)	4,267
Business combination
Foreign exchange differences	34,029	1,213,324
Transference		57,027
Ending balance	2,345,479	2,024,834
Deferred Tax Assets
Deferred tax assets and liabilities [abstract]
Beginning balance	5,691,413	5,213,755
Credited / charged from income for the year	1,931,106	(1,491,712)
Other comprehensive results		(7,754)
Recognized in shareholders' equity	(13,071)	10,213
Business combination		(29,598)
Foreign exchange differences	34,029	1,213,324
Transference		783,185
Ending balance	7,643,477	5,691,413
Effects on the formation of joint ventures
Deferred tax assets and liabilities [abstract]
Beginning balance	(602,673)	(1,135,036)
Credited / charged from income for the year	496,419	466,528
Other comprehensive results
Business combination
Transference		65,835
Ending balance	(106,254)	(602,673)
Post-employment obligation
Deferred tax assets and liabilities [abstract]
Beginning balance
Credited / charged from income for the year	(4,594)
Other comprehensive results
Business combination
Transference
Ending balance	(4,594)
Intangible
Deferred tax assets and liabilities [abstract]
Beginning balance	(3,492,345)	(3,603,568)
Credited / charged from income for the year	369,455	51,732
Other comprehensive results
Business combination	(1,363,321)
Transference		59,491
Ending balance	(4,486,211)	(3,492,345)
Unrealized income with derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance
Beginning balance	(1,028,058)	(2,206,216)
Credited / charged from income for the year	807,391	1,063,297
Other comprehensive results	(5,576)	108,546
Business combination
Transference		6,315
Ending balance	(226,243)	(1,028,058)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Beginning balance	(350,110)
Credited / charged from income for the year	(51,816)
Other comprehensive results
Business combination
Transference		(350,110)
Ending balance	(401,926)	(350,110)
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	(3,219)	(25,459)
Credited / charged from income for the year	(8,578)	456,858
Other comprehensive results		230
Business combination
Transference		(434,848)
Ending balance	(11,797)	(3,219)
Debt Fair value adjustment
Deferred tax assets and liabilities [abstract]
Beginning balance	(126,174)	(526,002)
Credited / charged from income for the year	(355,946)	(653,320)
Other comprehensive results
Business combination	(66,606)
Transference		1,144
Ending balance	(548,726)	(126,174)
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	(11,427)
Credited / charged from income for the year	(67,665)
Other comprehensive results
Business combination
Transference		(11,427)
Ending balance	(79,092)	(11,427)
Others
Deferred tax assets and liabilities [abstract]
Beginning balance	(843,835)	(560,369)
Credited / charged from income for the year	(1,784,407)	126,479
Other comprehensive results	(1,469)	(127,076)
Business combination	(144,167)	163,284
Transference		(119,585)
Ending balance	(2,773,878)	(843,835)
Unregistered credits
Deferred tax assets and liabilities [abstract]
Beginning balance		(2,318,998)
Credited / charged from income for the year		(163,890)
Other comprehensive results		(147)
Recognized in shareholders' equity
Business combination
Foreign exchange differences
Transference		2,483,035
Ending balance
Deferred Tax Liabilities
Deferred tax assets and liabilities [abstract]
Beginning balance	(6,457,841)	(7,004,646)
Credited / charged from income for the year	(599,741)	1,511,574
Other comprehensive results	(7,045)	(18,300)
Business combination	(1,574,094)	(163,284)
Transference		(783,185)
Ending balance	R$ (8,638,721)	R$ (6,457,841)